Provision for diminution in value of miners (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Provision For Diminution In Value Of Miners
Critical assessment of its miners	$ 4,530,950	$ 593,063
Write of provisions	$ 7,364,650	$ 11,889,000